Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of Related Party Transactions

	2018	2017
Salaries and consulting fees	$533,568	$235,504
Unit-based compensation	$1,049,565	$-